STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2018
Statement Of Cash Flows
STATEMENT OF CASH FLOWS

NOTE 35 - STATEMENT OF CASH FLOWS

(a)       The Company has done significant non-cash transactions mainly with financial leases, which are detailed in Note 17 letter (d), additional information in numeral (iv) Financial leases.

(b)       Other inflows (outflows) of cash:

	For theyear ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$
Fuel hedge	77,234	19,862	(50,029)
Hedging margin guarantees	14,755	(4,201)	1,184
Guarantees	1,573	59,988	(51,559)
Tax paid on bank transaction	318	(6,635)	(10,668)
Change reservation systems	-	(16,120)	-
SEC agreement	-	-	(4,719)
DOJ fine	-	-	(12,750)
Currency hedge	(1,282)	(17,798)	(39,534)
Bank commissions, taxes paid and other	(8,179)	(7,738)	(769)
Fuel derivatives premiums	(13,947)	(2,832)	(6,840)
Court deposits	(30,860)	(33,457)	(33,635)
Others	-	-	50
Total Other inflows (outflows) Operation flow	39,612	(8,931)	(209,269)

Others deposits in guarantees	-	3,754	-
Recovery loans convertible into shares	-	-	8,896
Tax paid on bank transaction	(2,476)	(2,594)	(3,716)
Others	-	(10,383)	(4,337)
Total Other inflows (outflows) Investment flow	(2,476)	(9,223)	843

Loan guarantee	-	80,615	(74,186)
Aircraft Financing advances	55,728	(26,214)	(125,149)
Settlement of derivative contracts	(11,675)	(40,695)	(29,828)
Total Other inflows (outflows) Financing flow	44,053	13,706	(229,163)

Dividends:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$
Latam Airlines Group S.A.	(46,591)	(20,766)	-
Multiplus S.A. (*)	(26,029)	(45,876)	(40,823)
Lan Perú S.A. (*)	-	-	(400)
Total dividends paid	(72,620)	(66,642)	(41,223)

(*) Dividends paid to minority shareholders

d)	Reconciliation of liabilities arising from financing activities:

	As of	Cash flows			Non-Flow Movements		As of
Obligations with	December 31,	Obtainment	Payment		Interest accrued		December 31,
financial institutions	2017	Capital	Capital	Interest	and others	Reclassifications	2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Loans to exporters	314,619	293,001	(202,000)	(10,467)	5,568	-	400,721
Bank loans	321,633	74,663	(167,548)	(13,961)	7,954	-	222,741
Guaranteed obligations	4,036,843	-	(315,698)	(122,639)	99,320	(1,163,805)	2,534,021
Other guaranteed obligations	242,175	704,398	(274,339)	(16,873)	18,091	-	673,452
Obligation with the public	1,584,066	-	1,561	(107,629)	75,081	-	1,553,079
Financial leases	1,109,504	-	(691,390)	(69,808)	112,743	1,163,805	1,624,854
Other loans	282,800	55,728	(88,935)	(15,978)	19,243	-	252,858
Total Obligations with financial institutions	7,891,640	1,127,790	(1,738,349)	(357,355)	338,000	-	7,261,726

(e)	Advances of aircraft

Below are the cash flows associated with aircraft purchases, which are included in the statement of consolidated cash flow, in the item Purchases of properties, plants and equipment:

	For the year ended
	December 31,
	2018	2017
	ThUS$	ThUS$

Increases (payments)	(212,163)	(205,143)
Recoveries	157,508	103,065
Total cash flows	(54,655)	(102,078)

f) The net effect by the hyperinflation application in the consolidated statement of cash flow for the exercise ended December 31, 2018 corresponds to:

ThUS$

Net cash flows from (used in) operating activities	6,088
Net cash flows from (used in) investment activities	(17,611)
Net cash flows from (used in) financing activities	3,914
Effects of variation in the exchange rate on cash and cash equivalents	7,609
Net increase (decrease) in cash and cash equivalents	-